Lease Liabilities - Schedule of Reconciliations of the Values at the Beginning and End (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Reconciliations of the Values at the Beginning and End [Abstract]
Beginning balance	$ 227,293	$ 452,778
Additions	418,824
Disposals (return of leased cars)	(12,330)
Accretion of interest	9,296	27,052
Payments	(220,104)	(246,918)
Effect of exchange rates differences	14,169	(5,619)
Ending balance	$ 437,148	$ 227,293